CAPITAL TRANSACTION (Details) (USD $)	0 Months Ended		1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended	7 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended
	Aug. 16, 2013	Aug. 07, 2012 Investor	Aug. 26, 2013	Dec. 19, 2011	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Series A Preferred Stock [Member]	Apr. 01, 2013 Series A Preferred Stock [Member] Investor	Dec. 31, 2012 Series A Preferred Stock [Member] Investor	May 08, 2013 Series B Preferred Stock [Member] Investor	Dec. 31, 2012 Series B Preferred Stock [Member] Investor	Sep. 30, 2013 Series B Preferred Stock [Member]	Aug. 30, 2013 Investor [Member] Investor	Aug. 30, 2012 Investor [Member]	Dec. 31, 2012 16 BVI Entities
Initial offering shares closed	$ 1,370,000		$ 45,657
Sale of public offering price per share			$ 6.50
Common stock, shares authorized					100,000,000	100,000,000		100,000,000	100,000,000
Common stock, Par value		$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001								$ 0.01
Common stock, shares issued		1,061,290		1,152,074	10,430,657	10,430,657		9,000,000	900,000							15,000		7,270,920
Common stock, shares outstanding					10,430,657	10,430,657		9,000,000	900,000
Percentage of ownership by BVI entities																		90.00%
Cash payment in reverse acquisition							245,401	245,401										245,401
Share post-split		We issued a total of 1,061,290 (829,080 post split) shares of our Common Stock to an aggregate of 13 investors primarily composed of related parties of the founders at the purchase price of $0.001 per share pursuant to certain subscription agreements.		We issued a total of 1,152,074 (900,000 post split) shares of our Common Stock to our founder shareholder and an advisor at par value of $0.001 and recorded it as additional paid in capital.
Number of investors		13									11	10	44	35		2
Proceeds from private placement		1,061	9,200,000							50,000	372,500	322,500	380,000	320,000
Preferred stock, shares authorized					10,000,000	10,000,000		10,000,000		1,000,000		1,000,000		5,000,000	5,000,000
Preferred stock, shares outstanding
Cost related to private placement											93,125	80,625	95,000	80,000
Additional preferred shares issued											745	645	760	640
Series A stock and Series B Stock converted into common stock					348,462	348,462
Amortization of beneficial conversion feature relating to convertible Preferred Shares												The number of shares of common stock to be issued upon conversion of the Series A Stock will be the purchase price of the Series A Stock divided by a per share conversion price equal to 50% of the price of this offering.		The number of shared of common stock to be issued upon conversion of Series B Stock will be the purchase price of the Series B Stock divided by a per share conversion price equal to 25% of the price of this offering.
Cash received from private placement			7,700,000											310,000
Per share conversion price of Series A and Series B Stock										$ 3.25					$ 1.63
Amount of discount which was accounted as a reduction to retained earnings and an offsetting increase to additional paid in capital						$ 752,500